UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.9%
------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%, 11/25/35 1                        $     2,450,000     $    2,451,513
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 4.43%, 4/20/08 1                                         1,450,000          1,451,034
------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                           4,817,052          4,802,271
------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                     4,920,000          4,829,767
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                    2,168,000          2,165,202
------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07           6,919,000          6,903,506
------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                      492,447            491,062
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      929,767            924,981
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                   2,966,823          2,951,176
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                   6,088,407          6,072,352
Series 2005-D, Cl. AV2, 4.649%, 10/25/35 1                                  250,000            250,154
------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-B, Cl. A4, 4.21%, 1/15/09                                       262,946            262,968
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                    4,920,000          4,898,885
------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06                                         2,100,240          2,094,243
------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., CMO Home Equity, Series
2004-1, Cl. AF2, 2.645%, 4/25/34                                          5,110,000          4,946,618
------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 2                                                                15,441,000         15,427,510
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                               3,400,060          3,382,339
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                               1,720,000          1,720,000
Series 2005-17, Cl. 1AF1, 4.58%, 12/27/35 1                               3,590,000          3,589,885
Series 2005-17, Cl. 1AF2, 5.363%, 12/27/35 1                              1,150,000          1,150,283
------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         67,853             67,862
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      2,714,912          2,708,210
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                      5,104,775          5,089,750
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                     7,339,816          7,322,685
------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11 3,4                                                      15,000,000              1,500
------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series
2001-2, Cl. C, 4.405%, 11/11/09 4                                         3,083,887            541,608
------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25 3,4                                   2,275,079             22,751
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 1                                         5,180,000          5,159,449
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2003-4, Cl. AF3, 3.531%, 11/25/33                                    147,646            147,205
------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home        $     7,200,000     $    7,204,447
Equity Receivables, Series 2005-FF10, Cl. A3, 4.589%, 11/25/35 1
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    3,640,000          3,596,262
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                     3,205,758          3,199,086
------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 4                          5,776,000            173,280
------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29          4,814,000          3,921,186
------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31         5,214,000          1,285,111
------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                    13,349,000         13,313,930
------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                     1,500,144          1,496,043
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                    5,090,000          5,065,683
------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.63%, 1/20/35 1                     3,570,109          3,572,657
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                 5,372,429          5,380,016
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  3,780,346          3,782,715
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                3,260,000          3,259,491
------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.127%, 3/24/14 1,4                                               3,207,835            128,313
------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 4         4,420,411          1,016,695
------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                              369,189            369,096
------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                     8,007,000          7,974,745
------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                     3,740,000          3,728,504
------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                               1,620,000          1,600,610
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                  990,000            976,365
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                1,670,000          1,653,639
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                   1,810,000          1,810,000
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            3,590,000          3,571,962
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                  6,126,643          6,128,955
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                                         1,332,708          1,328,581
------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       109,561            109,526
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                     1,227,422          1,225,465
------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                     1,247,098          1,245,035
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                     3,723,994          3,712,576
------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                      $       627,677     $      626,802
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                   2,604,514          2,586,146
------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                     1,134,977          1,135,540
------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                      684,861            681,459
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                    1,919,495          1,912,420
                                                                                        --------------
Total Asset-Backed Securities (Cost $225,647,256)                                         190,599,110
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--16.9%
------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29 1                                4,814,000          4,986,259
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29 1                               20,755,000         21,467,579
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                  5,771,956          5,908,199
------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                   3,524,000          3,414,322
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                  6,110,000          5,998,891
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                    5,070,000          4,950,241
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    4,357,305          4,362,034
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    3,907,838          3,968,898
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                                    95,452             95,422
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 1                                 1,071,735          1,066,870
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                    2,985,000          2,952,176
------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
8.233%, 6/22/24 5                                                         7,044,825            273,888
------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44                     5,730,000          5,793,303
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.559%, 10/25/34 1                               1,322,718          1,323,743
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                   9,236,680          9,401,213
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                   2,114,866          2,141,597
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2005-10, Cl. AF1, 4.539%,
2/25/36 1                                                                 8,241,219          8,246,645
------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 5.097%, 10/15/30 1,4                                 36,400,000         10,920,000
------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                             2,975,016          3,117,258
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                             6,744,085          6,573,598
5%, 1/1/36                                                               18,575,000         17,982,922
6%, 4/1/17-9/1/24                                                        24,089,631         24,558,757
6%, 10/1/34 6                                                            17,305,502         17,485,351
6.50%, 4/1/18-8/1/32                                                      7,507,208          7,718,013
7%, 3/1/31-10/1/31                                                        6,091,450          6,348,206


3           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
7.50%, 2/1/32                                                       $     1,473,801     $    1,547,099
8.50%, 8/1/31                                                             1,088,577          1,178,287
10%, 4/1/20-5/1/20                                                          216,566            241,317
10.50%, 5/1/20                                                              352,724            397,559
11.50%, 10/1/16                                                             296,148            323,040
12%, 5/1/10-6/1/17                                                          877,604            962,372
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           38,651             38,605
Series 2055, Cl. ZM, 6.50%, 5/15/28                                       2,386,812          2,449,954
Series 2080, Cl. Z, 6.50%, 8/15/28                                        1,515,470          1,553,375
Series 2326, Cl. ZP, 6.50%, 6/15/31                                       1,730,683          1,783,143
Series 2387, Cl. PD, 6%, 4/15/30                                          1,830,785          1,848,190
Series 2456, Cl. BD, 6%, 3/15/30                                            588,910            590,123
Series 2500, Cl. FD, 4.869%, 3/15/32 1                                    1,059,404          1,071,062
Series 2526, Cl. FE, 4.769%, 6/15/29 1                                    1,287,413          1,296,689
Series 2551, Cl. FD, 4.769%, 1/15/33 1                                      998,585          1,007,907
Series 2583, Cl. KA, 5.50%, 3/15/22                                       3,281,889          3,288,153
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2430, Cl. ND, 6.50%, 1/15/31                                         531,479            530,894
Series 3017, Cl. CF, 4.669%, 8/15/25 1                                    4,807,882          4,793,188
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 13.574%, 7/1/26 5                                      4,084,878            870,353
Series 183, Cl. IO, 8.657%, 4/1/27 5                                      1,626,267            338,314
Series 192, Cl. IO, 15.192%, 2/1/28 5                                       708,475            144,818
Series 200, Cl. IO, 13.894%, 1/1/29 5                                       840,960            182,820
Series 203, Cl. IO, 4.342%, 6/1/29 5                                      3,028,633            666,054
Series 204, Cl. IO, (6.302)%, 5/1/29 5                                      244,165             49,153
Series 205, Cl. IO, 11.406%, 9/1/29 5                                     4,476,007          1,052,163
Series 206, Cl. IO, (13.864)%, 12/1/29 5                                  1,408,615            298,841
Series 207, Cl. IO, (16.917)%, 4/1/30 5                                   1,537,625            331,289
Series 208, Cl. IO, (2.336)%, 6/1/30 5                                    2,663,132            512,889
Series 212, Cl. IO, 6.874%, 5/1/31 5                                      5,982,839          1,236,608
Series 214, Cl. IO, (9.964)%, 6/1/31 5                                    1,416,685            325,545
Series 2003-118, Cl. S, 20.029%, 12/25/33 5                              11,221,707          1,225,872
Series 2074, Cl. S, 7.436%, 7/17/28 5                                       928,505             88,662
Series 2079, Cl. S, 7.344%, 7/17/28 5                                     1,461,108            144,326
Series 2526, Cl. SE, 10.365%, 6/15/29 5                                   2,299,760            157,551
Series 2819, Cl. S, 10.79%, 6/15/34 5                                    21,502,200          1,566,577
Series 2920, Cl. S, 14.212%, 1/15/35 5                                   12,523,400            605,389
Series 3000, Cl. SE, 19.592%, 7/15/25 5                                  14,469,511            528,806
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19-6/1/19                                                      5,340,375          5,206,226
5%, 2/1/18-6/1/18                                                        10,673,067         10,578,287
5%, 3/1/34-1/1/36 7                                                      89,392,204         86,651,706
5.50%, 3/1/33-11/1/34                                                    74,333,245         73,808,332
5.50%, 1/1/21-1/1/36 7                                                  339,458,000        337,521,176


4           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
6%, 6/1/16-5/1/33                                                   $    38,952,842     $   39,714,653
6%, 10/1/30                                                               2,884,576          2,922,133
6%, 1/1/36 7                                                             11,824,000         11,934,850
6.50%, 12/1/28-1/1/34                                                    32,611,763         33,520,628
6.50%, 1/1/29 6                                                           1,005,523          1,036,122
6.50%, 1/1/36 7                                                          23,678,000         24,292,160
7%, 11/1/17                                                               5,349,809          5,562,507
7.50%, 6/1/10-9/1/29                                                      1,435,763          1,507,595
8.50%, 7/1/32                                                               199,596            216,127
9.50%, 4/1/20-3/15/21                                                       214,820            236,763
11%, 10/15/15-2/1/26                                                        611,872            677,289
13%, 6/1/15                                                                 117,602            131,259
15%, 4/15/13                                                                485,114            554,297
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
Cl. IO, 6.749%, 7/25/41 5                                                43,455,371          1,071,392
Commercial Mtg. Obligations, Interest-Only Stripped Mtg.-Backed
Security, Trust 2001-T10, Cl. IO, (15.654)%, 12/25/31 5                 231,114,532          3,546,152
Commercial Mtg. Obligations, Interest-Only Stripped Mtg.-Backed
Security, Trust 2001-T3, Cl. IO, (10.234)%, 11/25/40 5                   25,375,098            579,126
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                           278,261            289,415
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                    3,552,469          3,678,406
Trust 1998-63, Cl. PG, 6%, 3/25/27                                          140,385            140,051
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          935,002            940,488
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                      249,774            257,254
Trust 2001-70, Cl. LR, 6%, 9/25/30                                        1,111,379          1,122,037
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          687,001            692,330
Trust 2001-74, Cl. PD, 6%, 5/25/30                                          276,456            277,152
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 1                                  1,496,626          1,508,068
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                     4,963,000          5,000,675
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                    12,066,000         12,153,926
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     5,467,000          5,586,441
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       4,201,000          4,145,942
Trust 2005-67, Cl. BF, 4.729%, 8/25/35 1                                  8,789,498          8,811,845
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                     3,510,000          3,296,770
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                   2,910,000          2,870,107
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 10.941%, 4/25/32 5                                 1,210,016            102,821
Trust 2002-38, Cl. SO, 8.746%, 4/25/32 5                                  1,104,460             64,511
Trust 2002-39, Cl. SD, 6.937%, 3/18/32 5                                  1,809,784            147,000
Trust 2002-48, Cl. S, 10.451%, 7/25/32 5                                  1,921,437            164,282
Trust 2002-52, Cl. SL, 10.759%, 9/25/32 5                                 1,151,510            126,750
Trust 2002-53, Cl. SK, 7.264%, 4/25/32 5                                  1,128,490             95,850
Trust 2002-56, Cl. SN, 11.875%, 7/25/32 5                                 2,634,572            225,931
Trust 2002-77, Cl. IS, 11.102%, 12/18/32 5                                1,881,673            158,222


5           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 9.766%, 5/1/23 5                                  $     1,498,314     $      326,891
Trust 240, Cl. 2, 20.299%, 9/1/23 5                                       2,348,871            489,138
Trust 247, Cl. 2, 15.288%, 10/1/23 5                                        305,879             68,218
Trust 301, Cl. 2, 7.63%, 4/1/29 5                                         2,384,488            517,467
Trust 303, Cl. IO, 10.876%, 11/1/29 5                                     1,469,596            314,775
Trust 313, Cl. 2, (6.787)%, 6/1/31 5                                      8,514,177          1,895,689
Trust 319, Cl. 2, 13.995%, 2/1/32 5                                          63,742             14,452
Trust 321, Cl. 2, 11.393%, 3/1/32 5                                      11,946,938          2,696,343
Trust 324, Cl. 2, 7.347%, 6/1/32 5                                        8,263,276          1,830,010
Trust 327, Cl. 2, 16.692%, 8/1/32 5                                         212,501             45,837
Trust 329, Cl. 2, 10.695%, 1/1/33 5                                      16,744,334          3,710,933
Trust 333, Cl. 2, 12.11%, 3/1/33 5                                        8,887,549          1,991,544
Trust 338, Cl. 2, 10.573%, 6/1/33 5                                      27,321,689          6,105,670
Trust 346, Cl. 2, 11.615%, 12/1/33 5                                     31,225,475          6,924,016
Trust 350, Cl. 2, 12.194%, 2/1/34 5                                         708,288            157,075
Trust 2001-61, Cl. SH, 21.053%, 11/18/31 5                                6,869,202            632,258
Trust 2001-63, Cl. SD, 10.301%, 12/18/31 5                                   88,766              7,370
Trust 2001-68, Cl. SC, 11.573%, 11/25/31 5                                   63,094              5,791
Trust 2001-81, Cl. S, 11.648%, 1/25/32 5                                  1,730,175            150,646
Trust 2002-9, Cl. MS, 10.374%, 3/25/32 5                                  2,250,417            196,734
Trust 2002-65, Cl. SC, 5.338%, 6/25/26 5                                  3,589,764            233,062
Trust 2002-77, Cl. SH, 12.552%, 12/18/32 5                                2,064,884            194,498
Trust 2003-4, Cl. S, 20.627%, 2/25/33 5                                   3,646,128            387,084
Trust 2005-40, Cl. SA, 13.756%, 5/25/35 5                                19,680,549          1,048,623
Trust 2005-40, Cl. SB, 17.385%, 5/25/35 5                                 8,454,882            481,396
Trust 2005-71, Cl. SA, 19.968%, 8/25/25 5                                 9,283,123            554,742
------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                   2,777,679          2,856,569
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08                       6,580,000          6,557,098
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   2,940,000          2,920,508
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                   1,610,000          1,567,106
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                   1,782,645          1,823,245
Series 1998-C1, Cl. F, 7.097%, 5/15/30 1                                  2,000,000          2,059,862
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                  2,320,000          2,247,146
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                             14,603             14,723
7%, 1/15/28-1/20/30                                                       3,393,154          3,560,985
8%, 1/15/28-9/15/28                                                       1,824,092          1,954,331
11%, 10/20/19                                                                37,057             40,553
12%, 11/20/13-9/20/15                                                        52,341             58,768
12.50%, 12/15/13-11/15/15                                                 2,174,577          2,422,276
13%, 10/15/15                                                             3,146,387          3,526,072


6           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
13.50%, 6/15/15                                                     $     4,192,685     $    4,731,409
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 7.013%, 3/16/28 5                                  1,767,172             97,973
Series 1998-19, Cl. SB, 5.952%, 7/16/28 5                                 2,915,079            276,726
------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                  3,260,000          3,176,482
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                  3,310,000          3,320,105
------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                     10,301,000         11,185,152
------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.754%, 9/25/32 1                                       8,666,345          8,824,678
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                 1,220,000          1,195,861
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                 4,310,000          4,255,139
------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                      8,115,000          8,765,401
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                    9,627,000         10,595,532
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                   3,520,000          3,496,946
------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 4                                                           565,866            457,379
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      6,009,603          6,042,570
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                   5,116,261          5,092,928
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.346%, 2/15/28 1,2                               12,862,980         12,842,681
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                  13,823,000         10,493,450
------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                     3,501,000          3,620,559
------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                           9,627,000         10,161,776
------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 3,4                                          624,465                 --
Series 1992-2, Cl. B3, 10.547%, 4/15/09 1,4                                 663,782                207
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                     380,000            415,721
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                        753,941            764,603
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                   984,909          1,017,604
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.301%,
1/20/28 1,4                                                               9,632,000          7,898,240
------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                         2,407,000          2,395,793
------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security: Series 1992-2, Cl. IO, (0.926)%, 9/15/22 5                     21,488,766            587,123


7           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Series 1995-2B, Cl. 2IO, (2.312)%, 6/15/25 5                        $     1,565,998     $       35,678
Series 1995-3, Cl. 1IO, (12.171)%, 9/15/25 5                             50,578,449            514,459
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                  5,800,000          5,736,020
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                3,570,000          3,546,588
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates:
Series 2005-AR5, Cl. A1, 4.681%, 5/25/35 1                                4,398,467          4,395,307
Series 2005-AR8, Cl. 2AB1, 4.629%, 7/25/45 1                              5,655,545          5,654,662
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.522%, 1/25/35 1                                                2,172,825          2,166,179
                                                                                        --------------
Total Mortgage-Backed Obligations (Cost $1,133,310,483)                                  1,115,757,861
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.4%
------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9                               61,690,000         56,890,210
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                        150,000            146,676
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06 6          78,600,000         78,047,285
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                 335,000            332,190
4.25%, 7/15/07 9                                                            505,000            501,422
4.75%, 12/15/10 9                                                        25,775,000         25,803,456
6%, 5/15/11                                                              21,200,000         22,447,599
6%, 5/15/08 6                                                            15,044,000         15,473,672
6.625%, 9/15/09 6,9                                                      30,056,000         31,985,986
7.25%, 5/15/30 9                                                          6,706,000          8,903,778
------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.05%, 1/15/21 8,9                      51,220,000         25,107,532
------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 9                                                          3,990,000          3,787,021
5.88%, 4/1/36                                                             8,685,000          9,903,836
Series A, 6.79%, 5/23/12                                                 83,068,000         92,049,146
------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.83%, 3/9/06 9                                    227,780,000        226,182,579
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 6                                                            152,000            170,959
7.25%, 5/15/16 9                                                          2,734,000          3,357,910
STRIPS, 4.94%, 2/15/16 6,8,9                                             23,586,000         14,974,775
                                                                                        --------------
Total U.S. Government Obligations (Cost $615,166,889)                                      616,066,032
------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--27.1%
------------------------------------------------------------------------------------------------------
ARGENTINA--1.2%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1 [EUR]                                                   8,670,000          3,353,881
1.33%, 12/31/38 1                                                         8,505,000          2,827,913
2%, 9/30/14 4 [ARP]                                                      13,011,900          4,281,501
4.005%, 8/3/12 1                                                         57,154,125         50,011,545
5.83%, 12/31/33 4 [ARP]                                                  29,633,776          8,627,676
------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 12/15/35 (linked to
Argentina Gross Domestic Product) 4  [ARP]                               85,661,237          1,398,724
------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 3,4 [ARP]                                       518,169     $      220,422
------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4  [ARP]                     18,297,599          8,872,660
                                                                                        --------------
                                                                                            79,594,322
------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                            81,865,000         61,253,843
------------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Nts., 3.80%, 10/20/13 2  [EUR]                     46,245,000         56,929,469
------------------------------------------------------------------------------------------------------
BELGIUM--0.3%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                           8,791,000         10,837,137
Series 28, 5.75%, 3/28/08 [EUR]                                           9,003,000         11,309,979
                                                                                        --------------
                                                                                            22,147,116
------------------------------------------------------------------------------------------------------
BRAZIL--1.6%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                              10,343,000         11,185,955
8.25%, 1/20/34                                                           11,770,000         12,523,280
8.75%, 2/4/25                                                            37,855,000         41,924,413
12.50%, 1/5/16 [BRR]                                                     54,400,000         23,322,927
Series 15 yr., 5.25%, 4/15/09 1                                             100,891            100,765
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                        16,570,000         17,688,475
                                                                                        --------------
                                                                                           106,745,815
------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                            7,080,000          8,566,800
8.25%, 1/15/15 2                                                          6,790,000          8,215,900
                                                                                        --------------
                                                                                            16,782,700
------------------------------------------------------------------------------------------------------
COLOMBIA--1.0%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                                           8,000,000          9,960,000
12%, 10/22/15 [COP]                                                  27,612,000,000         14,297,521
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                           6,718,000          7,490,570
11.75%, 3/1/10 [COP]                                                 23,854,260,000         11,726,927
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                     19,230,000         20,864,550
                                                                                        --------------
                                                                                            64,339,568
------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REG S, 9.04%, 1/23/18                                              4,423,286          4,672,096
Series REG S, 9.50%, 9/27/11                                              3,666,250          3,886,225
                                                                                        --------------
                                                                                             8,558,321
------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 2                        4,802,000          5,222,175
------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]        2,994,000          3,547,628


9           |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
FRANCE--0.7%
France (Government of) Obligations Assimilables du Tresor Bonds:
4.75%, 10/25/12 [EUR]                                                    25,000,000     $   32,427,990
5.50%, 10/25/10 [EUR]                                                     8,533,000         11,195,003
------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 1/12/06 [EUR]            5,030,000          5,959,663
                                                                                        --------------
                                                                                            49,582,656
------------------------------------------------------------------------------------------------------
GERMANY--0.5%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                       5,720,000          7,442,765
5.375%, 1/4/10 [EUR]                                                      3,762,000          4,843,519
Series 99, 4%, 7/4/09 [EUR]                                              11,175,000         13,673,224
Series 140, 4.50%, 8/17/07 [EUR]                                          4,013,000          4,874,968
                                                                                        --------------
                                                                                            30,834,476
------------------------------------------------------------------------------------------------------
GREECE--0.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                         16,200,000         20,721,719
------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                         2,972,000          3,551,540
10.25%, 11/8/11                                                           1,205,000          1,439,975
                                                                                        --------------
                                                                                             4,991,515
------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                          2,670,000          2,670,000
7.25%, 4/20/15 2                                                          4,450,000          4,589,063
------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 4                   11,250,000         12,243,375
                                                                                        --------------
                                                                                            19,502,438
------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]              101,230,000         23,830,566
------------------------------------------------------------------------------------------------------
ITALY--1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                      52,820,000         66,710,521
------------------------------------------------------------------------------------------------------
JAPAN--4.5%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                             21,928,000,000        185,834,385
10 yr., Series 239, 1.40%, 6/20/12 [JPY]                              6,325,000,000         54,664,711
20 yr., Series 81, 2%, 9/20/25 [JPY]                                  6,463,000,000         55,034,279
                                                                                        --------------
                                                                                           295,533,375
------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 4 [MYR]                                                          57,058,000         16,379,926
------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]        26,605,000          7,324,382
                                                                                        --------------
                                                                                            23,704,308
------------------------------------------------------------------------------------------------------
MEXICO--1.8%
Mexican Williams Sr. Nts., 5.30%, 11/15/08 1,4                            1,500,000          1,539,844
------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                            10,622,000         12,603,003


10          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
8.30%, 8/15/31                                                      $     6,209,000     $    7,994,088
11.375%, 9/15/16                                                             45,000             66,263
Series B1, 8.99%, 4/12/06 8 [MXN]                                        58,460,000          5,360,781
Series MI10, 8%, 12/19/13 [MXN]                                         139,519,000         12,948,072
Series M20, 8%, 12/7/23 1 [MXN]                                         204,981,200         18,215,903
Series MI10, 9.50%, 12/18/14 1 [MXN]                                    158,044,700         16,028,133
Series M20, 10%, 12/5/24 1 [MXN]                                        100,065,000         10,660,402
Series M10, 10.50%, 7/14/11 1 [MXN]                                     199,100,000         21,477,502
------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                          1,411,000,000         12,281,269
                                                                                        --------------
                                                                                           119,175,260
------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.8%
New Zealand (Government of) Bonds, Series 70B, 6%, 7/15/08 [NZD]         81,620,000         55,797,493
------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20            3,585,000          3,602,925
------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                    2,756,709          2,551,326
                                                                                        --------------
                                                                                             6,154,251
------------------------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                                          36,469,000         40,845,280
9.375%, 4/1/29                                                            5,500,000          6,943,750
                                                                                        --------------
                                                                                            47,789,030
------------------------------------------------------------------------------------------------------
PERU--1.8%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                           12,005,000         11,884,950
7.84%, 8/12/20 [PEN]                                                    113,790,000         31,955,068
8.375%, 5/3/16                                                            3,210,000          3,539,025
9.91%, 5/5/15 [PEN]                                                      54,017,000         17,745,971
Series 2, 9%, 1/31/12 [PEN]                                               9,590,000          3,046,021
Series 7, 8.60%, 8/12/17 [PEN]                                           24,020,000          7,204,946
Series 8-1, 12.25%, 8/10/11 [PEN]                                        10,583,000          3,817,434
------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%,
3/7/17 1                                                                  1,148,000          1,087,730
------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                            49,715,604         29,647,901
------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                   5,080,000          5,740,400
                                                                                        --------------
                                                                                           115,669,446
------------------------------------------------------------------------------------------------------
PHILIPPINES--0.7%
Philippines (Republic of) Bonds:
8%, 1/15/16                                                              13,200,000         13,860,000
8.375%, 2/15/11                                                           6,506,000          7,028,126
9.50%, 2/2/30                                                             6,871,000          8,090,603
10.625%, 3/16/25                                                          6,873,000          8,763,075
------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                            8,841,000          9,448,819
                                                                                        --------------
                                                                                            47,190,623
------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                        37,200,000         11,393,277
Series WS0922, 5.75%, 9/23/22 [PLZ]                                       8,540,000          2,774,123


11          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%, 8/12/07 8 [PLZ]         36,350,000     $   10,422,642
                                                                                        --------------
                                                                                            24,590,042
------------------------------------------------------------------------------------------------------
PORTUGAL--0.0%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                                  235,000            309,117
------------------------------------------------------------------------------------------------------
RUSSIA--1.4%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                                         6,050,000          8,207,757
Series C, 9.60%, 10/25/14                                                36,000,000         46,527,768
------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                 8,580,000          7,652,588
------------------------------------------------------------------------------------------------------
Russian Federation Ministry of Finance Unsec. Debs., Series V,
3%, 5/14/08                                                              29,470,000         27,945,812
                                                                                        --------------
                                                                                            90,333,925
------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.7%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                           13,830,000          2,668,809
Series R157, 13.50%, 9/15/15 [ZAR]                                       57,840,000         12,903,032
Series R186, 10.50%, 12/21/26 [ZAR]                                     101,878,000         22,034,705
Series R203, 8.25%, 9/15/17 [ZAR]                                        23,964,000          4,025,715
Series R204, 8%, 12/21/18 [ZAR]                                          24,668,000          4,087,864
                                                                                        --------------
                                                                                            45,720,125
------------------------------------------------------------------------------------------------------
SPAIN--0.3%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                      1,470,000          1,943,342
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                      10,740,000         17,352,385
                                                                                        --------------
                                                                                            19,295,727
------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Bonds, 8%, 2/14/34                                  13,400,000         14,823,750
------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                30,217,000         31,954,478
                                                                                        --------------
                                                                                            46,778,228
------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                           86,675,000        148,303,232
------------------------------------------------------------------------------------------------------
URUGUAY--0.1%
Uruguay (Republic of) Unsec. Bonds, 8%, 11/18/22                          9,810,000         10,079,775
------------------------------------------------------------------------------------------------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                            28,285,000         33,588,438
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                          11,640,000         14,572,910
                                                                                        --------------
                                                                                            48,161,348
                                                                                        --------------
Total Foreign Government Obligations (Cost $1,750,507,997)                               1,785,880,153
------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 4.809%, 3/4/10 1,4         6,186,277          6,155,346
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of
Ukraine Loan Participation Nts., 6.80%, 10/4/12                           2,660,000          2,622,055
------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan
Participation Nts., 3.938%, 1/25/06 1                                    24,645,000         24,460,163
                                                                                        --------------
Total Loan Participations (Cost $32,972,081)                                                33,237,564


12          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.7%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                   $     2,029,000     $    1,795,665
------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                         3,370,000          2,898,200
------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                        2,507,000          2,080,810
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                 1,850,000          1,054,500
------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                652,000            498,780
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                      6,531,000          6,400,380
9% Sr. Nts., 7/1/15 2                                                     6,000,000          5,940,000
------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                   1,000,000            870,000
------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                 3,777,000          3,861,983
------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                     4,051,000          3,848,450
10.25% Sr. Sec. Nts., Series B, 7/15/13                                   3,084,000          3,384,690
------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 10,11              1,700,000          1,700,000
------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                               2,975,000          2,313,063
8.25% Sr. Unsec. Nts., 8/1/10                                             1,400,000          1,197,000
                                                                                        --------------
                                                                                            37,843,521
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co., 7.45% Bonds, 7/16/31                                      2,700,000          1,849,500
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                      5,400,000          4,741,124
5.80% Sr. Unsec. Nts., 1/12/09                                              800,000            698,334
7.25% Nts., 10/25/11                                                      2,000,000          1,729,666
7.375% Nts., 10/28/09                                                     4,050,000          3,594,752
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                       1,100,000            979,777
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                     3,100,000          2,775,194
6.875% Nts., 9/15/11                                                      2,600,000          2,373,761
7.25% Nts., 3/2/11                                                        3,500,000          3,220,336
8% Bonds, 11/1/31                                                         4,300,000          4,129,802
------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                    1,400,000            931,000
------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                 3,540,000          3,624,075
10.50% Sr. Sub. Nts., 1/1/16 2                                            2,455,000          2,540,925
                                                                                        --------------
                                                                                            33,188,246
------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 2                    3,275,000          3,296,756
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                             150,000            156,000
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 4                        5,093,000          5,016,605
------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                             4,101,000          4,362,439
------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                           4,566,000          4,919,865
------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                4,895,000          4,723,675
------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                        2,391,000          2,510,550


13          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                    $     1,500,000     $    1,578,750
------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                      4,915,000          4,902,713
------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13 4                        3,382,000          3,441,185
------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                           2,022,000          1,981,560
9% Sr. Sub. Nts., 3/15/12                                                 7,132,000          7,577,750
------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 2                3,190,000          3,118,225
------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                             3,370,000          3,707,000
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                             5,121,000          5,485,871
------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                       4,910,000          5,278,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                        1,200,000          1,270,500
------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                      1,670,000          1,649,125
6.375% Sr. Sub. Nts., 7/15/09                                             3,327,000          3,364,429
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                      2,330,000          2,359,125
8% Sr. Sub. Nts., 4/1/12                                                  2,950,000          3,119,625
------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10             8,339,000          9,006,120
------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                        1,665,000          1,644,188
8.875% Sr. Sub. Nts., 3/15/10                                             3,862,000          4,074,410
------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12         6,850,000          7,115,438
------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                           10,800,000                 --
------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                            5,426,000          5,317,480
9.625% Sr. Nts., 6/1/14                                                     618,000            604,095
9.75% Sr. Nts., 4/15/13                                                   1,650,000          1,627,313
------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12        8,102,000          8,972,965
------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                       10,725,000         10,885,875
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                       1,580,000          1,623,450
------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15 12             4,550,000          4,459,000
------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10         3,858,000          4,345,073
------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                                  11,303,000         11,048,683
                                                                                        --------------
                                                                                           141,091,332
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                          6,554,000          6,848,930
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                      2,022,000          2,137,576
9.75% Sr. Sub. Nts., 9/15/10 6                                            2,738,000          3,109,004
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12              2,803,000          2,926,649
------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                            2,474,000          2,640,186
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                       1,200,000          1,268,303
------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                      1,110,000          1,015,650
------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                          1,971,000          2,039,985
------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                      2,025,000          2,093,344
------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                  1,925,000          2,038,094
------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                       3,570,000          3,570,000


14          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                   $     3,521,000     $    3,653,038
                                                                                        --------------
                                                                                            33,340,759
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                    1,650,000          1,662,375
------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                     2,220,000          2,397,600
                                                                                        --------------
                                                                                             4,059,975
------------------------------------------------------------------------------------------------------
MEDIA--3.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                          1,400,000            777,000
8.125% Sr. Nts., Series B, 7/15/03 3                                      2,325,000          1,325,250
8.375% Sr. Nts., Series B, 2/1/08 3                                       4,236,000          2,414,520
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3                                6,065,000          3,396,400
9.875% Sr. Nts., Series B, 3/1/07 3                                       1,800,000          1,026,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                      800,000            484,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                          200,000            113,000
------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                  2,846,000          2,874,460
------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                           1,550,000          1,410,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                        6,009,000          5,941,399
------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                        975,000            833,625
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                             3,750,000          3,440,625
------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                    2,290,000          2,278,550
------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., New York Group, 8% Sr. Unsec. Nts.,
Series B, 4/15/12                                                         2,000,000          1,880,000
------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11               900,000            922,500
------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub.
Nts., 5/15/14 2,13                                                        8,607,000          4,819,920
------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts.,
9/15/10                                                                   1,300,000          1,300,000
------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2          20,229,000         20,229,000
------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                       1,929,000          2,049,563
------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                4,629,000          3,448,605
------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                    2,318,000          2,520,825
------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                                    7,469,000          7,469,000
------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                            4,240,000          4,605,700
------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                   2,509,000          2,640,723
9.875% Sr. Sub. Nts., 8/15/13                                             4,431,000          4,940,565
------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                                      3,600,000          2,880,000
8% Unsec. Nts., 11/15/13                                                 14,633,000         14,998,825
------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                           4,388,000          4,228,935
9.125% Sr. Nts., 1/15/09                                                  2,124,000          2,227,545
------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                 2,696,000          2,692,630
------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                              1,925,000          1,939,438


15          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10            $     1,118,000     $    1,034,150
------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                      3,153,000          3,180,589
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                        1,800,000          1,876,500
------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                        3,233,000          3,115,804
------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13               1,650,000          1,802,625
------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 13                 1,900,000          1,220,750
------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 2                        1,895,000          1,764,719
------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                   5,355,000          5,254,594
------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13               4,775,000          4,589,969
------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                      380,000            473,855
------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
0%/12.25% Sr. Unsec. Sub. Disc. Nts., 1/15/09 13                          2,500,000          2,659,375
10.777% Sr. Sec. Nts., 1/15/13 1,2                                        4,875,000          4,710,469
------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                      5,317,000          4,526,096
8.875% Sr. Unsec. Nts., 5/15/11                                           1,718,000          1,593,445
------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                            5,700,000          5,279,625
------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts.,
12/15/12 2                                                                4,340,000          4,915,050
------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11            2,992,000          3,171,520
------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                   1,999,000          2,138,930
------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                    14,037,000         12,978,957
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                         12,175,000         12,601,125
8.75% Sr. Sub. Nts., 12/15/11                                             1,100,000          1,163,250
------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                               3,666,000          3,817,223
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                1,200,000          1,188,000
------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 13                  8,085,000          5,699,925
                                                                                        --------------
                                                                                           202,865,648
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                                                   9,720,000          9,987,300
10.375% Sr. Sub. Nts., 10/15/15 2                                         4,860,000          4,963,275
------------------------------------------------------------------------------------------------------
Saks, Inc., 8.25% Sr. Unsec. Nts., 11/15/08                               3,866,000          4,039,970
                                                                                        --------------
                                                                                            18,990,545
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                  5,880,000          5,909,400
------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts.,
1/15/14                                                                   1,000,000            897,500
------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                              5,295,000          5,711,981
------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                  3,327,000          3,119,063
------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 3,4                        4,300,000                 --
------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                3,851,000          4,187,963
------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10         1,250,000          1,200,000
                                                                                        --------------
                                                                                            21,025,907
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                   5,830,000          6,252,675


16          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                             $     1,500,000     $    1,507,500
8.804% Sr. Unsec. Unsub. Nts., 4/1/12 1                                   3,270,000          3,310,875
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                     5,988,000          6,257,460
------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 4                        1,650,000          1,689,188
------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 2                              2,865,000          2,771,888
------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                     2,507,000          2,554,006
                                                                                        --------------
                                                                                            24,343,592
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                  1,300,000          1,326,000
------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                 2,025,000          2,116,125
                                                                                        --------------
                                                                                             3,442,125
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14           2,897,000          2,665,240
------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4                           8,836,185                 --
------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                              3,801,000          3,886,523
9.50% Sr. Sec. Nts., 2/15/11                                              2,025,000          2,146,500
                                                                                        --------------
                                                                                             8,698,263
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10               4,525,000          4,768,219
------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                       1,325,000          1,298,500
8.625% Sr. Sub. Nts., 12/15/12                                            3,955,000          4,221,963
------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Sub. Nts., 11/15/15 2                                         2,880,000          3,016,800
10.75% Sr. Nts., 3/1/10                                                   7,292,000          7,966,510
------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                   1,838,000          1,893,140
8.875% Sr. Unsec. Nts., 3/15/11                                             623,000            641,690
------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11               1,900,000          1,871,500
------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                      3,336,000          3,461,100
8% Sr. Nts., Series B, 10/15/09                                           1,300,000          1,378,000
------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                    1,925,000          1,997,188
------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]          4,351,000          7,953,715
                                                                                        --------------
                                                                                            40,468,325
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12              2,000,000          1,980,000
------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                  3,092,000          3,308,440
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                       3,888,000          4,092,120
                                                                                        --------------
                                                                                             9,380,560
------------------------------------------------------------------------------------------------------
ENERGY--3.3%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                              1,829,000          1,934,168
------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08              807,000            840,289


17          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                $     2,025,000     $    2,143,969
------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10          3,281,000          3,346,620
                                                                                        --------------
                                                                                             8,265,046
------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                          3,281,000          3,358,924
------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 2                   1,635,000          1,657,481
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                           2,000,000          2,010,000
6.875% Sr. Unsec. Nts., 1/15/16                                           4,973,000          5,122,190
------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13              1,270,000          1,225,550
------------------------------------------------------------------------------------------------------
Compton Petroleum Corp., 7.625% Sr. Nts., 12/1/13 2                       2,290,000          2,352,975
------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                         1,000,000            927,500
------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                            6,140,000          6,354,900
------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                4,453,000          4,553,193
------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13             9,966,000         10,389,555
------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                  3,570,000          3,721,725
------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                       900,000            934,875
------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                       1,675,000          1,716,875
------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                 9,131,000          9,761,998
------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Nts., 12/15/13 2                            1,620,000          1,642,275
------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                               1,230,000          1,276,679
------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                         200,000            204,500
8.375% Sr. Sub. Nts., 8/15/12                                             3,129,000          3,363,675
------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Nts., 9/15/15 2                                                         640,000            633,600
------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13           3,377,000          3,528,965
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                       8,661,000          9,644,024
8.50% Unsub. Nts., 2/15/08                                                3,586,000          3,823,573
9.125% Unsec. Unsub. Nts., 10/13/10                                       7,746,000          8,935,011
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 2                                                                28,400,000         28,163,030
------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                      5,314,000          5,926,035
------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15                      1,665,000          1,640,025
------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                       5,502,000          5,672,039
8% Sr. Unsub. Nts., 3/1/32                                                4,332,000          4,771,754
8.875% Sr. Nts., 3/15/10                                                  2,599,000          2,790,585
------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                      3,150,000          3,000,375
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                      1,000,000          1,037,500
------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                          3,265,000          3,362,950
------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                           1,925,000          2,184,875
------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                              17,587,000         17,973,914
------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                          13,526,000         14,551,420
------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                 2,450,000          2,474,500
6.625% Sr. Nts., 11/1/15 2                                                2,450,000          2,486,750
------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 2         6,066,000          5,853,690


18          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                $     1,000,000     $    1,017,500
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11 10                                                   13,462,000         14,050,963
7.625% Nts., 7/15/19                                                      1,600,000          1,724,000
8.75% Unsec. Nts., 3/15/32                                                3,825,000          4,456,125
------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 4                1,100,000          1,122,000
                                                                                        --------------
                                                                                           211,400,073
------------------------------------------------------------------------------------------------------
FINANCIALS--3.2%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                       3,881,000          4,191,480
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 4                                                         800,000            444,000
------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 2                                                  956,000            972,730
8% Sr. Nts., 6/15/11 2                                                    2,710,000          2,831,950
                                                                                        --------------
                                                                                             8,440,160
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Banco BMG SA, 9.15% Nts., 1/15/16 4                                      13,030,000         12,847,580
------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 4                                  4,012,000          4,443,290
------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 4           9,675,000         10,569,938
------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                      5,800,000          6,024,750
------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                          16,420,000         12,348,497
11.60% Sr. Unsec. Nts., 1/12/10 8                                        21,550,000         14,198,649
12.28% Sr. Unsec. Nts., 3/9/09 8                                         16,420,000         11,442,441
------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                               7,210,000          2,879,097
8.81% Nts., 1/25/12 1 [COP]                                           8,336,714,299          3,879,465
------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 4            12,565,000         12,973,363
------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4         4,970,000                 --
------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                            18,020,000         18,210,291
------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 2                                    20,590,000         21,001,800
------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                 3,958,000          4,452,750
                                                                                        --------------
                                                                                           135,271,911
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                    1,675,000          1,331,625
------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 4              3,640,000          3,676,400
------------------------------------------------------------------------------------------------------
Cloverie plc, 8.741% Sec. Nts., Series 2005-93, 12/20/10 1,4              6,400,000          6,400,000
------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 13                     3,290,000          2,409,925
9.625% Sr. Sub. Nts., 6/15/14                                             4,153,000          4,640,978
------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                             1,038,000          1,109,363
------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                       3,075,000          2,567,625
------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                  8,535,000          8,492,325


19          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                      $     1,000,000     $      982,500
9% Sr. Unsec. Nts., 5/1/10 1                                              1,000,000          1,010,000
                                                                                        --------------
                                                                                            32,620,741
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                              1,900,000          1,957,000
------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                    2,911,000          3,202,100
------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                     707,000            718,489
------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                      3,825,000          3,834,563
------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                           5,133,000          5,620,635
10.50% Sr. Unsec. Nts., 6/15/09                                           2,696,000          2,854,390
------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                 4,100,000          4,120,500
                                                                                        --------------
                                                                                            22,307,677
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 4                     5,054,000          5,357,240
------------------------------------------------------------------------------------------------------
HEALTH CARE--1.7%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12         1,700,000          1,734,000
------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 4          3,995,000          4,214,725
------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11                                                                   2,359,000          2,453,360
                                                                                        --------------
                                                                                             8,402,085
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                      2,796,000          2,977,740
------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                  3,231,000          3,162,341
------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                           3,330,000          3,404,925
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                       2,660,000          2,706,550
------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                              1,350,000          1,326,375
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                        1,929,000          2,056,796
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08              4,067,000          4,209,345
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08
[DEM]                                                                     1,700,000          1,093,351
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                             2,888,000          3,090,160
------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                      1,450,000          1,533,375
------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                            9,407,000          9,501,004
6.375% Nts., 1/15/15                                                     10,798,000         10,968,976
------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                      12,209,000         12,453,180
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                        118,000            118,590
------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12           3,577,000          3,469,690
------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                     4,162,000          4,775,895
------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                             1,295,000          1,316,044
6.875% Sr. Sub. Nts., 12/15/15                                            1,620,000          1,652,400
------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                    3,134,000          3,361,215
------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15          1,605,000          1,665,188


20          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13           $     2,509,000     $    2,810,080
------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12               5,406,000          5,703,330
------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                 3,835,000          3,710,363
------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                  4,070,000          3,734,225
7.375% Nts., 2/1/13                                                         118,000            109,445
9.875% Sr. Nts., 7/1/14                                                   7,984,000          8,123,720
------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                         3,150,000          3,173,625
------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                 100,000            107,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                        100,000            111,500
------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 13                                                                2,000,000          1,470,000
                                                                                        --------------
                                                                                           103,896,928
------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.7%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
5/15/11 4                                                                 2,992,000          3,156,560
------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                            1,500,000          1,608,750
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                       2,047,000          2,159,585
------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                             4,059,000          3,957,525
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                      1,800,000          1,791,000
6.375% Sr. Sub. Nts., 10/15/15 2                                          2,215,000          2,220,538
------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                           3,184,000          3,367,080
------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                  2,024,000          2,201,100
11% Sr. Sub. Nts., 2/15/13                                                1,720,000          1,939,300
                                                                                        --------------
                                                                                            22,401,438
------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                               1,100,000            959,750
------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3                        11,115,000            500,175
                                                                                        --------------
                                                                                             1,459,925
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                  2,411,000          2,338,670
------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts.,
12/15/12 2                                                                1,260,000          1,178,100
------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                        2,253,000          2,405,078
------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                        1,550,000          1,503,500
                                                                                        --------------
                                                                                             7,425,348
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                     815,000            827,225
7.375% Sr. Sec. Nts., Series B, 4/15/14                                   6,100,000          5,962,750
8.875% Sr. Nts., Series B, 4/1/08                                         9,935,000         10,531,100
9.25% Sr. Sec. Debs., Series B, 9/1/12                                      267,000            290,363
------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 3,4                                                              3,462,000                 --
------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                               2,200,000          2,134,000
------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 4               3,011,000          3,014,764
------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                       3,335,000          3,318,325


21          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
7.50% Sr. Nts., 5/1/11                                              $     1,500,000     $    1,560,000
------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                               4,880,000          5,294,800
                                                                                        --------------
                                                                                            32,933,327
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                              550,000            563,750
------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                  2,407,000          1,829,320
------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4  [BRR]              8,285,000          3,773,479
------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                              2,411,000          2,558,674
                                                                                        --------------
                                                                                             8,725,223
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                    360,000            326,250
------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                           2,314,000          2,244,580
------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                    2,990,000          3,064,750
------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                         650,000            671,125
------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                      4,055,000          3,487,300
------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Unsec. Nts., 3/1/12               1,665,000          1,498,500
------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                   2,411,000          2,579,770
------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                         2,050,000          2,029,500
------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 4                           3,851,000          3,003,780
                                                                                        --------------
                                                                                            18,579,305
------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 3,4                                                               2,287,000          2,595,745
------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 3,4                   5,400,000             30,240
                                                                                        --------------
                                                                                             2,625,985
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09           2,125,000          2,204,688
------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                 972,000            894,240
7.50% Sr. Unsec. Nts., 11/1/13                                              232,000            223,880
9.625% Sr. Nts., 12/1/12                                                  3,820,000          4,168,575
                                                                                        --------------
                                                                                             7,491,383
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                          10,209,000          9,596,460
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                   12,499,000         10,780,388
------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 3                                                                12,679,000            126,790
                                                                                        --------------
                                                                                            10,907,178
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                     2,518,000          2,656,490
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14             8,006,000          7,935,948
------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts.,
8/1/14                                                                      175,000            177,625
------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                         2,335,000          2,232,844
                                                                                        --------------
                                                                                            10,346,417


22          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
12/15/09 3,4  [EUR]                                                       2,116,376     $        6,264
------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 3,4                                                               2,081,799                 --
------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4  [EUR]                    6,650,000                 --
                                                                                        --------------
                                                                                                 6,264
------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub.
Nts., Series B, 2/15/13                                                   4,755,000          4,968,975
------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                         4,182,000          4,234,275
------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                                         4,870,000          5,064,800
10.25% Sr. Sub. Nts., 8/15/15 2                                           6,250,000          6,281,250
                                                                                        --------------
                                                                                            20,549,300
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12              5,625,000          5,709,375
------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08               4,365,000          4,255,875
                                                                                        --------------
                                                                                             9,965,250
------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 4              1,700,000          1,360,000
------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                     125,000            143,281
------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                            4,644,000          4,911,030
10.125% Sr. Unsec. Nts., 9/1/08                                             118,000            128,620
10.625% Sr. Unsec. Nts., 5/1/11                                           1,351,000          1,492,855
------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                      8,413,000          8,728,488
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                1,910,000          2,347,448
------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 2                                            7,051,000          6,839,470
9.875% Sr. Nts., 3/1/09                                                   5,895,000          6,248,700
------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                           706,000            803,075
11.625% Sr. Unsec. Nts., 10/15/10                                            76,000             86,925
------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                           118,000            136,143
------------------------------------------------------------------------------------------------------
Innophos, Inc., 9.625% Sr. Sub. Nts., 8/15/14 1,2                         3,250,000          3,290,625
------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                       4,147,000          4,375,085
------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts.,
11/15/14 13                                                               2,650,000          1,749,000
------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08 4                                                  70,000             73,675
9.625% Sr. Sec. Nts., Series A, 5/1/07                                    2,074,000          2,175,108
10.50% Sr. Sec. Nts., 6/1/13                                              3,875,000          4,422,344
------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08               900,000            975,375
------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                 2,611,000          2,872,100
------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                             1,350,000          1,351,688
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                       875,000            963,594
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4,14                  907,770            875,998


23          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts.,
12/1/12 2                                                           $     3,280,000     $    3,362,000
------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                          1,102,000          1,184,650
                                                                                        --------------
                                                                                            60,897,277
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 13                   5,340,000          3,364,200
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 2                          2,610,000          2,714,400
------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                           1,300,000          1,287,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     2,314,000          2,267,720
------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                   5,738,000          5,781,035
9.50% Sr. Sub. Nts., 8/15/13                                              2,655,000          2,548,800
------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                   1,750,000          1,688,750
------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                            3,281,000          3,297,405
------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                              2,792,000          2,928,110
8.25% Sr. Unsec. Nts., 5/15/13                                            1,618,000          1,678,675
8.75% Sr. Sec. Nts., 11/15/12                                             7,702,000          8,318,160
8.875% Sr. Sec. Nts., 2/15/09                                             6,484,000          6,800,095
------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3                            2,026,004          2,157,694
------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                4,033,000          3,549,040
------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                   4,725,000          4,595,063
9.25% Sr. Unsec. Nts., 2/1/08                                             4,582,000          4,719,460
9.75% Sr. Unsec. Nts., 2/1/11                                             8,006,000          8,126,090
------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                          960,000          1,051,200
------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                        6,543,000          5,430,690
                                                                                        --------------
                                                                                            68,939,387
------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                            5,068,000          4,599,210
7.875% Sr. Unsec. Nts., 2/15/09                                           3,779,000          3,608,945
------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                     5,465,000          6,277,099
8.875% Nts., 11/17/14 2                                                   8,645,000          9,929,647
------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                      2,055,000          2,034,450
------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 4                   1,970,000          1,984,775
------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                     2,655,000          2,913,863
------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 3,4                                                                1,586,000                 --
------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                       1,000,000          1,100,000
------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                             2,974,000          3,382,925
------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                     5,406,000          5,811,450
------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3                                                                4,832,000          4,904,480
------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                    3,186,000          3,472,740
------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                         1,100,000          1,171,500
------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.50% Sr. Nts., 2/15/15 1,2                                7,180,000          6,731,250
------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                           3,762,000          4,044,150
------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                             2,125,000          2,247,188


24          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                             $     1,949,000     $    2,129,283
10.75% Sr. Nts., 8/1/08                                                   3,197,000          3,548,670
                                                                                        --------------
                                                                                            69,891,625
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                            1,925,000          1,958,688
------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                       1,500,000          1,507,500
------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                    3,281,000          3,301,506
------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3,4              6,414,000          3,367,350
------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,14 [EUR]                      1,094,277          1,198,345
------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                       2,330,000          1,974,675
------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                   1,900,000          1,672,000
------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 3,4                    4,025,000             60,375
------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 12.75% Sr. Unsec. Sub. Nts., Series B,
6/15/10                                                                   4,580,000          2,519,000
------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                   3,851,000          2,079,540
8.50% Sr. Unsec. Nts., 2/1/11                                               118,000             66,080
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,14                3,336,034          3,586,236
                                                                                        --------------
                                                                                            23,291,295
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                      750,000            776,250
------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/09 3,4                                                              6,401,538                 --
------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 2                         6,010,000          6,100,150
------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 3,4  [EUR]                           5,000,000            399,564
------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688% Sr. Unsec. Nts., 5/1/09 1                               6,850,000          7,089,750
------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                               4,170,000          4,388,925
------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts.,
11/1/14 13                                                                1,325,000            934,125
------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                   4,797,000          4,988,880
------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
3.50% Cv. Sr. Unsec. Bonds, 11/15/25                                      2,195,000          2,554,431
7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                                     1,500,000          1,537,500
------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                        10,690,000         12,106,425
------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4  [PEN]            20,898,900          6,016,511
------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4                              5,035,000                 --
------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub.
Nts., 2/15/14                                                             7,670,000          8,130,200
------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11             825,000            868,313
------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                             1,665,000          1,748,250
                                                                                        --------------
                                                                                            57,639,274
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                     200,000            217,250
11% Sr. Unsec. Nts., 7/31/10                                                118,000            133,635
12.50% Sr. Unsec. Nts., 2/1/11                                            5,591,000          6,066,235
------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                   5,420,000          5,907,800


25          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
American Tower Corp., 7.50% Sr. Nts., 5/1/12                        $     4,047,000     $    4,249,350
------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts.,
8/1/08 8                                                                  6,176,000          4,863,600
------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                         6,229,000          6,902,560
9.75% Sr. Nts., 11/15/31 1                                                3,300,000          4,157,502
------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4           21,702,000                 --
------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial
Communications Corp., 10.125% Sr. Nts., 6/15/13                           5,210,000          5,691,925
------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11              1,010,000          1,076,913
------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.40% Sr. Nts., 10/15/12 1,2                                                955,000            955,000
8.875% Sr. Nts., 10/1/13                                                  2,294,000          2,299,735
------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.90% Sr. Sec. Nts., 1/15/12 1                          850,000            886,125
------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 10/15/15 14                        2,188,000          2,647,480
------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15           19,460,000         20,552,523
------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                              200,000            214,750
------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                  4,931,000          5,350,135
8% Sr. Sub. Nts., 12/15/12                                                3,844,000          4,089,055
------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                              5,413,000          5,494,195
9.875% Sr. Nts., 2/1/10                                                   6,268,000          6,644,080
------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12           3,102,000          3,458,730
------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 13                                               4,117,000          3,839,103
------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                           4,243,000          3,967,205
------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                          2,503,000          2,784,588
                                                                                        --------------
                                                                                           102,449,474
------------------------------------------------------------------------------------------------------
UTILITIES--1.3%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                           7,798,000          8,529,063
------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Nts., 7/15/07 2,3                                 2,969,645          2,427,685
------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                   1,318,000          1,364,130
7.75% Sr. Nts., 8/1/10                                                    1,650,000          1,738,688
8.50% Sr. Nts., 4/15/11                                                   2,407,000          2,632,656
------------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                    1,829,000          2,142,216
------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11                                                                    418,000            440,801
------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 2                                                    1,954,860          1,953,118
6.125% Nts., 3/25/19 2                                                    1,134,594          1,112,645
------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                      10,991,000         12,158,794
------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3                                          2,214,000          2,712,150
8.30% Sr. Unsec. Nts., 5/1/11 3                                           1,300,000          1,651,000
------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                         1,650,000          1,765,500
------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                              5,079,000          5,688,480


26          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                        $     4,170,000     $    4,190,850
9.50% Sr. Sec. Nts., 7/15/13                                              4,910,000          4,946,825
------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 2                       2,694,000          2,694,000
------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 2                              1,973,000          2,145,638
                                                                                        --------------
                                                                                            60,294,239
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Mirant North America LLC, 7.375% Sr. Nts., 12/31/13 2                     1,300,000          1,321,125
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                              1,300,000          1,327,645
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 4               3,525,419          3,895,588
------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                     1,830,000          1,811,700
8.75% Sr. Nts., 2/15/12                                                   1,335,000          1,448,475
10.125% Sr. Sec. Nts., 7/15/13 2                                          8,313,000          9,435,255
------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12 3                                                       3,078,516          3,303,632
------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                           670,000            674,610
                                                                                        --------------
                                                                                            20,569,260
                                                                                        --------------
Total Corporate Bonds and Notes (Cost $1,791,795,012)                                    1,754,133,759


                                                                             SHARES
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,15                   338,141                 --
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 2                  8,195          1,401,345
------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 4,15                                                                11,972              1,197
------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 4,15                                                                43,000             53,750
------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 4,15                        5,773                 --
------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 4,15                        18,020          3,374,245
------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4,15                                     6,516                261
------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A
4,14,15                                                                      10,093                 --
------------------------------------------------------------------------------------------------------
Paxson Communications Corp. Non-Vtg. 4,14                                     1,749         15,218,714
------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                               51,500          2,878,850
------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 4,15                                    300                630
------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 14                     2,511          2,893,928
------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 4             61,550          8,878,588
                                                                                        --------------
Total Preferred Stocks (Cost $55,422,535)                                                   34,701,508
------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.2%
------------------------------------------------------------------------------------------------------
Aggreko plc                                                                 296,030          1,381,521
------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                 38,700          1,396,296
------------------------------------------------------------------------------------------------------


27          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
Amada Co. Ltd.                                                              158,000     $    1,400,111
------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           10,400          1,318,928
------------------------------------------------------------------------------------------------------
Aon Corp.                                                                    35,800          1,287,010
------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 19,200          1,315,584
------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 15                                                      18,000          1,294,020
------------------------------------------------------------------------------------------------------
Arcelor                                                                      54,770          1,358,438
------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                22,900          1,325,910
------------------------------------------------------------------------------------------------------
Avaya, Inc. 15                                                              116,400          1,241,988
------------------------------------------------------------------------------------------------------
Aviva plc                                                                   110,720          1,342,973
------------------------------------------------------------------------------------------------------
Axa SA                                                                       43,620          1,407,746
------------------------------------------------------------------------------------------------------
Barratt Developments plc                                                     83,990          1,424,808
------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                 539,100          5,590,467
------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                               16,620          1,344,877
------------------------------------------------------------------------------------------------------
BPB plc                                                                      98,160          1,304,623
------------------------------------------------------------------------------------------------------
British American Tobacco plc                                                 60,030          1,342,653
------------------------------------------------------------------------------------------------------
Broadwing Corp. 15                                                           15,714             95,070
------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           19,700          1,395,154
------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                   17,600          1,517,120
------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 15                                                     1,540             58,951
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,15                                         8,001                 --
------------------------------------------------------------------------------------------------------
Centex Corp.                                                                 17,730          1,267,518
------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 15                            43,520          1,843,942
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                     881,648         27,974,691
------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                          88,293          1,766,743
------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  13,500          1,318,275
------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  11,400          1,273,380
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                               1,106             53,674
------------------------------------------------------------------------------------------------------
COLT Telecom Group plc, ADR 15                                                7,020             26,255
------------------------------------------------------------------------------------------------------
Compuware Corp. 15                                                          142,500          1,278,225
------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               21,020          1,222,944
------------------------------------------------------------------------------------------------------
Conseco, Inc. 15                                                            136,899          3,171,950
------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 15                                         174,581            171,089
------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 15                                                22,100          1,258,816
------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 15                                                         415,692          8,230,702
------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                14,500          1,301,085
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                            35,900          1,282,707
------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                        181,076          1,707,879
------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                           13,247          1,355,329
------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                          78,626          1,308,773
------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           21,000          1,313,340
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 15                                       442,193          3,316,448
------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 15                                                   65,400          1,364,244
------------------------------------------------------------------------------------------------------
E.ON AG                                                                      13,724          1,421,030
------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                           519             63,505
------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                  1,745            205,509
------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                         23,400          1,207,206
------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                   28,700          1,251,607
------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                              106,700          5,368,077
------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          17,400          1,276,638
------------------------------------------------------------------------------------------------------


28          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
Equinix, Inc. 15                                                             79,287     $    3,231,738
------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 15                                                     14,900          1,248,620
------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                           169,900          5,380,733
------------------------------------------------------------------------------------------------------
Friends Provident plc                                                       398,290          1,298,556
------------------------------------------------------------------------------------------------------
Gecina SA                                                                    11,670          1,340,157
------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 4,12,15                    625                 --
------------------------------------------------------------------------------------------------------
Globix Corp. 15                                                             107,797            145,526
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 15                                          76,700          1,333,046
------------------------------------------------------------------------------------------------------
Halliburton Co.                                                              19,900          1,233,004
------------------------------------------------------------------------------------------------------
Hanson plc                                                                  127,590          1,402,715
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                14,900          1,279,761
------------------------------------------------------------------------------------------------------
Hochtief AG                                                                  32,241          1,445,495
------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,15                                          133,333                 --
------------------------------------------------------------------------------------------------------
Huntsman Corp. 4,15                                                          68,495          1,120,510
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 15                                   300,766          1,882,795
------------------------------------------------------------------------------------------------------
iPCS, Inc. 15                                                                81,469          3,930,879
------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                                            67,606          1,423,882
------------------------------------------------------------------------------------------------------
KB Home                                                                      18,412          1,337,816
------------------------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                            196,673          1,350,787
------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                168,530          1,425,232
------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 15                                                          30,000            670,500
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                                         28,354          1,074,050
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               10,300          1,320,151
------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                          22,200          1,354,644
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              129,394          2,911,365
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                                           129,394          2,743,153
------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                        160,754          1,351,072
------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  13,400          1,270,990
------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 15                                        136,580          3,858,385
------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      47,400          1,302,078
------------------------------------------------------------------------------------------------------
MAN AG                                                                       26,316          1,404,484
------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     8,092            406,380
------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           21,502          1,310,977
------------------------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                                  132,500          1,832,560
------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                    57,436          1,133,212
------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                               55,500          1,253,745
------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 46,400          1,205,472
------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                  87,350          1,372,853
------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                199,500          1,427,319
------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                          386,211          1,361,491
------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                              35,800          1,338,920
------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                       29,700          1,331,451
------------------------------------------------------------------------------------------------------
Novell, Inc. 15                                                             155,200          1,370,416
------------------------------------------------------------------------------------------------------
NTL, Inc. 15                                                                253,326         17,246,434
------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  19,300          1,287,696
------------------------------------------------------------------------------------------------------
NVIDIA Corp. 15                                                              35,800          1,308,848
------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   15,987          1,277,042
------------------------------------------------------------------------------------------------------
Office Depot, Inc. 15                                                        43,700          1,372,180
------------------------------------------------------------------------------------------------------


29          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
OKI Electric Industry Co.                                                   394,010     $    1,455,569
------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                                    59,993            770,310
------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                        53,700          1,398,017
------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                  171,620          1,375,960
------------------------------------------------------------------------------------------------------
Persimmon plc                                                                68,830          1,489,740
------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                            9,400          1,352,378
------------------------------------------------------------------------------------------------------
Pilkington plc                                                              509,260          1,305,503
------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 15                                                       164,849          4,940,525
------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 15                                                16,137            387,127
------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,15,16                                                    1,034,256             10,343
------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 4,15                                                  799,833                 --
------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   17,100          1,251,549
------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                            30,852          1,214,335
------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                    22,700          1,321,821
------------------------------------------------------------------------------------------------------
Resolution plc                                                              118,410          1,320,126
------------------------------------------------------------------------------------------------------
Rolls-Royce Group plc, B Shares                                           6,628,564             11,689
------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                             34,900          1,243,836
------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                 21,567          1,387,977
------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                         106,000          1,492,907
------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                      11,031          1,356,886
------------------------------------------------------------------------------------------------------
Sodexho Alliance SA                                                          32,880          1,354,640
------------------------------------------------------------------------------------------------------
Star Gas Partners LP 15                                                         220                409
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4,15                                                10,788            134,850
------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                59,169          1,386,987
------------------------------------------------------------------------------------------------------
Suez SA                                                                      45,943          1,430,501
------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                   379,000          1,444,063
------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 15,800          1,238,404
------------------------------------------------------------------------------------------------------
Taylor Woodrow plc                                                          223,510          1,463,200
------------------------------------------------------------------------------------------------------
Technip SA                                                                   23,140          1,403,650
------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 15                                                    934,974         22,271,081
------------------------------------------------------------------------------------------------------
Telus Corp.                                                                  12,686            510,738
------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                              64,954          1,356,493
------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                          21,564          1,347,558
------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                          100,840          1,455,360
------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                    123,000          1,322,457
------------------------------------------------------------------------------------------------------
Tosoh Corp.                                                                 295,000          1,303,270
------------------------------------------------------------------------------------------------------
TUI AG                                                                       67,771          1,383,229
------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,15                                                    59,250             59,250
------------------------------------------------------------------------------------------------------
Unibail                                                                      10,520          1,399,893
------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                    27,200          1,307,504
------------------------------------------------------------------------------------------------------
United Utilities plc                                                        117,500          1,356,477
------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                          58,500          1,330,875
------------------------------------------------------------------------------------------------------
USA Mobility, Inc.                                                           87,595          2,428,133
------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                           172,800          5,424,192
------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                          25,800          1,331,280
------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,15                                           43,569              1,416
------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                      57,800          2,873,763
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 15                                            680,382          1,071,099
------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,15                                                         16,235                325


30          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
XO Communications, Inc. 15                                                   29,868     $       54,360
                                                                                        --------------
Total Common Stocks (Cost $220,894,826)                                                    278,187,004

                                                                              UNITS
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 2,15                                   6,400          2,449,693
------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 15                                        2,200                  1
------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,15                                        6,650                 --
------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,15                             5,250                 --
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,15                         800                 --
------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,15                                    34,425                 --
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 4,15                                                            75,434              1,132
Exp. 5/16/06 4,15                                                               112                  1
------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 4,15                     86,946                 --
------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,15                                            6,600                 --
------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,15                     4,560                 --
------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 4,15                     7,225                 --
------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 15                                        14,440                 85
------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,15                                          8,500                 --
------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 15                                   6,738              1,887
------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 4,15                                     16,650                167
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 15                              17,513              1,751
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 4,15                                                                  9,035            262,015
------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 15                            7,500              5,092
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 15                         59,745              8,962
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 15                         44,809              4,481
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 15                         44,809              4,033
------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 4,15                            44,000              4,400
                                                                                        --------------
Total Rights, Warrants and Certificates (Cost $993,034)                                      2,743,700


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.1%
------------------------------------------------------------------------------------------------------
Aiolos Ltd., Catastrophe Linked Nts., 11.938%, 4/8/09 1,4 [EUR]           5,250,000          6,196,799
------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts., 9.927%,
6/30/09 1                                                                 2,750,000          2,729,815
------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 19.991%, 6/15/06 1,4                3,250,000          3,259,263
------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd., Catastrophe Linked Nts., Series B,
14.30%, 11/15/10 1,4                                                      6,500,000          6,500,000
------------------------------------------------------------------------------------------------------
Cascadia Ltd., 7.582% Nts., 6/13/08 1,4                                   2,750,000          2,741,750
------------------------------------------------------------------------------------------------------
Champlain Ltd., Catastrophe Linked Nts., Series A, 17.296%,
1/7/09 1                                                                  5,250,000          5,250,000
------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 16.69%, 7/3/07
 8 [BRR]                                                                 34,610,000         11,834,569
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                             21,585,000          8,255,803


31          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                             33,875,000     $   12,956,467
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.81%,
1/5/10 8 [BRR]                                                           18,237,724          4,378,754
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.43%,
1/2/09 8 [BRR]                                                           17,433,522          4,811,795
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%,
1/3/08 8 [BRR]                                                           15,201,753          4,840,272
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]        7,230,000,000          3,641,087
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                         4,311,848,685          2,653,904
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07
(linked to Colombian Treasury Bills) [COP]                           33,115,250,000         17,647,177
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
[COP]                                                                18,440,000,000         11,349,653
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
[COP]                                                                10,085,000,000          6,207,226
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
[COP]                                                                 8,162,000,000          5,023,637
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
[COP]                                                                 6,891,000,000          4,241,348
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06 (linked
to Dominican Republic Treasury Bills) 8 [DOP]                           168,420,000          4,541,636
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06 (linked
to Dominican Republic Treasury Bills) 8 [DOP]                           143,415,164          3,985,057
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]               145,400,000          4,361,151
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06 (linked
to Dominican Republic Treasury Bills) 8 [DOP]                           247,080,000          6,308,584
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 (linked
to Dominican Republic Treasury Bills) 8 [DOP]                           124,607,127          3,503,516
Dominican Republic Credit Linked Nts., 22.41%, 3/10/06 (linked
to Dominican Republic Treasury Bills) 8 [DOP]                           162,788,690          4,624,672
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                   125,263,530          3,460,090
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                    48,437,421          1,349,912
Dominican Republic Unsec. Credit Linked Nts., 23.07%, 3/3/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                   333,310,777          9,499,892
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%,
9/19/06 (linked to Egyptian Treasury Bills) 8 [EGP]                       3,700,000            605,681
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.36%,
2/9/06 (linked to Egyptian Treasury Bills) 8 [EGP]                       42,720,000          7,374,751
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.76%,
1/12/06 (linked to Egyptian Treasury Bills) [EGP]                        33,670,000          5,851,583
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 9.21%,
2/2/06 (linked to Egyptian Treasury Bills) 8 [EGP]                       34,460,000          5,958,795
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]           6,470,000          1,502,563
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                     23,490,000         19,985,198
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]        232,499,000          8,194,503
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09
[RUR]                                                                   221,305,000          8,900,201
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10
[RUR]                                                                   211,690,000          8,764,747
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                    230,095,000          8,411,348
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                   553,980,000         20,024,611
South African Rand Interest Bearing Linked Nts., Series FBi 43,
4.59%, 5/23/22 1                                                         14,280,000         13,853,028
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                           15,823,000          3,644,759


32          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 17.20%,
7/6/06 8 [TRY]                                                           14,159,292     $    9,788,731
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%,
7/5/06 8 [TRY]                                                           10,138,656          7,009,148
Turkey (Republic of) Credit Linked Nts., Series NAS 316, 22.66%,
2/23/06 8                                                                 4,814,206          6,474,770
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                    2,783,000          3,135,356
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%,
10/18/07                                                                  9,712,912         12,113,652
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                    4,771,000          1,098,979
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 [UAH]                                                   30,720,000          7,076,218
------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]           19,110,000         15,173,271
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8 [BRR]                   33,618,120          8,998,666
Campania Total Return Linked Nts., 2.862%, 7/30/10 1  [EUR]              31,000,000         36,590,621
Campania Total Return Linked Nts., 2.869%, 7/30/10 1  [EUR]              36,800,000         43,837,428
Egypt (The Arab Republic of) Total Return Linked Nts., 8.33%,
12/12/06 (linked to Egyptian Treasury Bills) 8 [EGP]                     46,890,000          7,559,595
Egypt (The Arab Republic of) Total Return Linked Nts., 8.52%,
1/17/06 (linked to Egyptian Treasury Bills) 8 [EGP]                      30,710,000          5,329,399
Egypt (The Arab Republic of) Total Return Linked Nts., 9.63%,
3/9/06 (linked to Egyptian Treasury Bills) 8 [EGP]                       16,700,000          2,862,608
European Investment Bank, Russian Federation Credit Linked
Nts., 6.23%, 1/19/10                                                      5,580,000          4,480,740
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                6,080,000          4,799,552
Indonesia (Republic of) Credit Linked Nts., Series III,
14.25%, 6/15/13                                                           6,200,533          6,482,038
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                 151,575,000          5,868,209
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                7,455,000          7,973,494
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                7,455,000          7,847,012
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]          6,161,250          2,036,922
Russian Federation Credit Linked Nts., 12/2/09 8 [RUR]                  155,437,000          5,667,928
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10 7          5,430,000          5,457,150
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11 7        5,480,000          5,507,400
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11 7          5,480,000          5,507,400
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12 7        5,480,000          5,507,400
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12 7          5,480,000          5,507,400
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 4 [UAH]        26,767,200          5,906,771
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]          13,707,000          2,784,271
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]          2,139,000            506,123
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]          7,579,000          1,793,319
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]          15,868,000          3,135,867
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%,
5/16/07 [UAH]                                                            15,871,000          3,136,460
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09          15,470,000         15,423,590
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%,
4/2/08                                                                   10,000,000         10,142,000
------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 4-T1, 8.25%, 6/29/10 4,17                                         89,171,180         90,174,356
Series 5-T1, 8.75%, 12/29/10 2,17                                        35,313,300         35,451,251
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd.,
Catastrophe Linked Nts., Series B, 12.86%, 6/6/08 1,4                     4,300,000          4,020,500
------------------------------------------------------------------------------------------------------


33          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
725, 11.89%, 12/30/09 4  [UAH]                                           36,698,000     $    8,498,034
------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 2.73%, 11/30/12
 8 [ARP]                                                                 27,660,000          6,511,391
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15
 8 [BRR]                                                                 26,663,580          3,436,401
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13
 8 [BRR]                                                                 42,180,340          6,568,862
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15
 8 [BRR]                                                                 81,357,010         10,485,288
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.55%, 1/2/15 8 [BRR]                                                   56,242,917          7,248,585
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 7,8
[COP]                                                               115,400,000,000         18,325,712
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]     82,000,000,000          9,230,873
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 8 [PEN]             24,240,000          2,818,605
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                 8,765,000          8,427,548
------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/8/10
(linked to Romanian Treasury Bills) [RON]                                 6,092,000          2,138,910
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10
(linked to Turkish Treasury Bills) [TRY]                                  9,390,000          8,031,388
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                        3,349,124          4,136,168
------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/8/10
(linked to Romanian Treasury Bills) [RON]                                16,085,800          5,305,321
Romania (The State of) Total Return Linked Nts., 6.75%, 3/10/08
(linked to Romanian Treasury Bills) [RON]                                18,680,000          6,205,947
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                 1,487,000            501,838
Romania (The State of) Total Return Linked Nts., 7.50%, 3/5/07
(linked to Romanian Treasury Bills) [RON]                                 2,467,000            836,593
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                 1,478,000            500,430
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                 3,568,000          1,208,075
Romania (The State of) Total Return Linked Nts., 7.90%, 2/11/08
(linked to Romanian Treasury Bills) [RON]                                13,855,800          4,770,704
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%,
1/2/14 [BRR]                                                             26,050,000         10,430,918
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15            16,900,000         17,370,327
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%,
11/20/15                                                                 12,480,000         12,790,378
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                8,275,000          8,262,505
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10              17,600,000         18,924,752
------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 8.88%, 11/19/07 1,2           2,100,000          2,138,493
------------------------------------------------------------------------------------------------------
Redwood Capital VI Ltd., 8.165% Nts., 1/9/07 1,4                          1,750,000          1,718,413
------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd., 13.91% Nts., Cl. B, 6/8/07 1,4              2,000,000          1,900,000
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe
Linked Nts., 8.45%, 11/24/08 1,2                                          3,750,000          3,759,469
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe
Linked Nts., 9.241%, 6/15/07 1,4                                            250,000            247,738
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec.
Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 10.491%, 6/15/06 1,2                                  250,000            254,200


34          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Series 2002-1, Cl. E-A, 8.741%, 6/15/06 1                           $     1,750,000     $    1,753,325
Series 2003-II, Cl. A-A, 10.491%, 6/15/06 1,4                             6,000,000          6,101,700
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 8.265%, 1/9/07 1,4                                           8,250,000          8,109,750
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Sequoia Capital Ltd.
Catastrophe Linked Nts., 10.241%, 6/15/07 1,4                               250,000            251,050
------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                37,034,500          9,128,915
OAO Gazprom III Credit Nts., 6.81%, 7/5/06                               18,640,000         19,514,060
                                                                                        --------------
Total Structured Notes (Cost $905,801,669)                                                 929,233,858


                                                       STRIKE
                                                DATE    PRICE             CONTRACTS
------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,15                         3/2/06   122.50JPY     13,394,000,000            172,247
------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 15                  10/12/06    11.40MXN         85,614,000            102,182
------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 15                   10/12/06    11.40MXN         85,614,000            420,512
                                                                                        --------------
Total Options Purchased (Cost $1,765,940)                                                      694,941
------------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------
Australian Dollar Call 15                     2/9/06     5.65AUD         92,180,000            121,523
------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 15                   3/15/06     9.13MXN        392,625,000AUD         601,119
                                                                                        --------------
Total Swaptions Purchase (Cost $365,771)                                                       722,642

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
------------------------------------------------------------------------------------------------------
Undivided interest of 52.13% in joint repurchase agreement
(Principal Amount/Value $580,194,000, with a maturity value of
$580,416,408) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.45%, dated 12/30/05, to be repurchased at
$302,581,945 on 1/3/06, collateralized by U.S. Treasury Bills,
3/30/06--4/27/06, with a value of $296,834,500, U.S. Treasury
Bonds, 3.50%--4%, 5/15/09--11/15/12, with a value of
$266,212,260 and U.S. Treasury Nts., 4.625%, 5/15/06, with a
value of $29,008,501  (Cost $302,466,000)                               302,466,000        302,466,000
------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $7,034,426,506)                            7,044,424,132
------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--1.6%
------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.2%
Countrywide Asset-backed Certificates, Series 2005-17, Cl. 4AV1,
4.49%, 1/25/06 18                                                         2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, 4.47%, 1/25/06 18                                 2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl.
A4, 4.47%, 1/25/06 18                                                     3,001,117          3,001,117
------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.56%, 3/15/06 18                            4,000,000          4,000,000
                                                                                           -----------
                                                                                            11,001,117

JOINT REPURCHASE AGREEMENTS--1.3%
Undivided interest of 2.76% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity value of $3,151,501,500) with Nomura Securities, 4.29%, dated
12/30/05, to be repurchased at $86,894,309 on 1/3/06,
collateralized by U.S. Agency Mortgages, 3.34%--9.50%,
6/1/08--5/1/38, with a value of $3,213,000,000 18                        86,852,909         86,852,909


35          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 4.40%, 1/17/06 18                    $     3,077,330     $    3,077,330
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.59%, 3/21/06 18                            3,999,766          3,999,766
                                                                                        ---------------
                                                                                             7,077,096

-------------------------------------------------------------------------------------------------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $104,931,122)                                                      104,931,122
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,139,357,634)                             108.5%     7,149,355,254
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (8.5)      (557,450,611)
                                                                    -----------------------------------
Net Assets                                                                    100.0%    $6,591,904,643
                                                                    ===================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
CAD         Canadian Dollar
COP         Colombian Peso
DEM         German Mark
DOP         Dominican Republic Peso
EGP         Egyptian Pounds
EUR         Euro
GBP         British Pound Sterling
ILS         Israeli Shekel
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
MYR         Malaysian Ringgit
NZD         New Zealand Dollar
PEN         Peruvian New Sol
PLZ         Polish Zloty
RON         New Romanian Leu
RUR         Russian Ruble
TRY         New Turkish Lira
UAH         Ukraine Hryvnia
ZAR         South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $451,371,661 or 6.85% of the Fund's net assets as of December 31, 2005.

3. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $364,531,927, which represents 5.50% of the Fund's net assets, of which $1,130,853 is considered restricted. In addition, the Fund has restricted currency of $1,498,418, which represents 0.02% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $49,374,176 or 0.75% of the Fund's net assets as of December 31, 2005.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $29,109,691. See accompanying Notes to Quarterly Statement of Investments.

7. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.


36          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

11. A sufficient amount of liquid assets has been designated to cover outstanding written call swaptions. See accompanying Notes to Quarterly Statement of Investments.

12. Received as the result of issuer reorganization.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Non-income producing security.

16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $10,343. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES       GROSS        GROSS              SHARES
                        SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   DECEMBER 31, 2005
----------------------------------------------------------------------------------------
Prandium, Inc.                   1,034,256          --           --           1,034,256

                                                                               DIVIDEND
                                                              VALUE              INCOME
----------------------------------------------------------------------------------------
Prandium, Inc.                                             $ 10,343                $ --

17. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

18. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $
Federal tax cost of other investments
                                              ------------------
Total federal tax cost                        $
                                              ==================

Gross unrealized appreciation                 $
Gross unrealized depreciation
                                              ------------------
Net unrealized appreciation (depreciation)    $
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


37          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 14.01% of the Fund's net assets and resulted in unrealized cumulative gains of $23,432,189.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $504,220,030 of securities issued on a when-issued basis or forward commitment and sold $16,171,245 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $34,522,767, representing 0.52% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS


38          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of December 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                       CONTRACT
                                        EXPIRATION       AMOUNT        VALUATION AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                         DATES       (000S)          DEC. 31, 2005    APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Argentine Peso (ARP)                 1/5/06-2/2/06      113,750ARP     $    37,293,545  $           --  $      528,970
Brazilian Real (BRR)              1/17/06-10/31/06      167,740BRR          68,118,654       1,412,613         890,213
British Pound Sterling (GBP)                3/9/06        3,550GBP           6,107,275              --          63,442
Canadian Dollar (CAD)                      1/23/06       32,930CAD          28,347,735         178,360              --
Chiliean Peso (CLP)                         1/6/06    3,510,000CLP           6,824,412         179,831              --
Colombian Peso (COP)                        1/5/06   42,711,848COP          18,678,660              --         105,099
Euro (EUR)                         1/17/06-2/14/06      189,075EUR         224,193,440          53,532         996,698
Indian Rupee (INR)                          1/5/06    1,203,500INR          26,737,038         712,003              --
Indonesia Rupiah (IDR)                      4/3/06  185,240,000IDR          18,645,147              --          37,657
Japanese Yen (JPY)                          1/6/06    1,431,000JPY          12,143,160              --         396,822
Mexican Nuevo Peso (MXN)           1/17/06-4/25/06      482,230MXN          45,071,153         734,609              --
Swedish Krone (SEK)                        2/13/06      435,710SEK          55,025,527         125,253              --
Swiss Franc (CHF)                           2/2/06       36,570CHF          27,926,027              --          68,216
Thailand Baht (THB)                        1/17/06      991,000THB          24,147,666              --          11,281
Turkish Lira (TRY)                  1/17/06-2/7/06       46,090TRY          33,934,251         106,624          10,157
                                                                                        ------------------------------
                                                                                             3,502,825       3,108,555
                                                                                        ------------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)                     3/6/06       52,770AUD          38,609,091         440,709              --
Brazilian Real (BRR)                        2/2/06      179,385BRR          75,918,125         472,804              --
British Pound Sterling (GBP)        1/17/06-3/8/06       53,995GBP          92,890,553       3,253,612              --
Canadian Dollar (CAD)                      2/17/06       14,600CAD          12,577,535              --         329,213
Chinese Renminbi (Yuan) (CNY)              1/17/06      211,600CNY          26,289,283              --           2,263


39          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Euro (EUR)                         1/24/06-5/18/06      223,300EUR         264,946,751       3,413,771         299,332
Japanese Yen (JPY)                  1/10/06-4/5/06   39,374,000JPY         335,100,651       2,965,555       2,542,451
New Taiwan Dollar (TWD)                    1/17/06      877,700TWD          26,793,135              --         534,346
New Zealand Dollar (NZD)                   2/21/06       84,830NZD          57,667,239         837,379              --
South African Rand  (ZAR)          1/11/06-1/12/06      142,790ZAR          22,545,887              --       1,221,374
Swedish Krone (SEK)                        1/17/06      211,800SEK          26,695,196         351,503              --
Swiss Franc (CHF)                          1/17/06       34,440CHF          26,256,102         419,860              --
                                                                                        ------------------------------
                                                                                            12,155,193       4,928,979
                                                                                        ------------------------------
Total unrealized appreciation and depreciation                                          $   15,658,018  $    8,037,534
                                                                                        ==============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                  UNREALIZED
                                            EXPIRATION   NUMBER OF      VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                             DATES   CONTRACTS    DECEMBER 31, 2005       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index                       1/20/06         110   $       11,383,262   $          104,476
DAX Index                                      3/17/06          71           11,427,481              216,130
Euro-Bundesobligation, 10 yr.                   3/8/06         570           82,220,039              562,854
FTSE 100 Index                                 3/17/06          23            2,222,322               33,883
Nikkei 225 Index                                3/9/06          15            2,041,379              113,137
Standard & Poor's ASX 200 Index                3/16/06         129           11,175,801              309,362
Standard & Poor's/MIB Index, 10 yr.            3/17/06          54           11,441,924              230,724
U.S. Long Bonds                                3/22/06       2,195          250,641,563            3,610,886


40          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

U.S. Treasury Nts., 2 yr.                      3/31/06       1,161          238,222,688             202,467
U.S. Treasury Nts., 10 yr.                     3/22/06       2,101          229,862,531           1,133,153
                                                                                          ------------------
                                                                                                  6,517,072
                                                                                          ------------------

CONTRACTS TO SELL
CAC-40 10 Index                                1/20/06         214           11,954,479             (63,022)
DAX Index                                      3/17/06          71           11,427,481            (223,065)
Euro-Bundesobligation, 10 yr.                   3/8/06         129           18,607,693            (130,396)
FTSE 100 Index                                 3/17/06         235           22,706,330            (353,270)
Japan (Government of) Bonds, 10 yr.             3/8/06         113           13,160,258             (45,037)
NASDAQ 100 E-Mini Index                        3/17/06         651           21,600,180              11,876
Nikkei 225 Index                                3/9/06         245           33,342,519          (1,128,140)
OMXS30 Index                                   1/27/06       1,035           12,532,821            (262,809)
Standard & Poor's 500 Index                    3/16/06         448          140,537,600           1,252,720
United Kingdom Long Gilt                       3/29/06          17            3,347,470             (40,364)
U.S. Treasury Nts., 2 yr.                      3/31/06       1,092          224,064,750             (56,865)
U.S. Treasury Nts., 5 yr.                      3/22/06         602           64,018,938            (117,461)
U.S. Treasury Nts., 10 yr.                     3/22/06       1,847          202,073,344            (779,374)
                                                                                          ------------------
                                                                                                 (1,935,207)
                                                                                          ------------------
                                                                                          $       4,581,865
                                                                                          ==================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                             NOTIONAL   TERMINATION       UNREALIZED
COUNTERPARTY              SWAP DESCRIPTION                                         AMOUNT         DATES     APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Six-Month BBA LIBOR                             $    12,650,000       5/13/15   $    1,454,351
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                          Six-Month BBA LIBOR                                   7,180,000       1/14/15          902,205

                          Six-Month BBA LIBOR                                   7,180,000       1/20/15          987,507

                          Received or paid monthly. If the sum of the
                          Lehman Brothers CMBS Index Payer Payment
                          Amount and the Floating Rate Payer Payment
                          Amount is positive, the Counterparty will pay
                          such amount to the Fund. If the sums are
                          negative, then the Fund shall pay the
                          absolute value of such amount to the
                          Counterparty.                                        10,385,000        6/1/06           29,335
                                                                                                          --------------
                                                                                                          $    3,373,398
                                                                                                          ==============

Abbreviations are as follows:

BBA LIBOR                 British Bankers' Association London-Interbank
                          Offered Rate

CMBS                      Commercial Mortgage Backed Securities

INTEREST RATE SWAP CONTRACTS
The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount



41          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                         RATE            RATE
                                                      PAID BY     RECEIVED BY                                            UNREALIZED
SWAP                            NOTIONAL          THE FUND AT     THE FUND AT                FLOATING  TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT        DEC. 31, 2005   DEC. 31, 2005              RATE INDEX        DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
                              11,250,000   PLZ           5.90%           5.52%  Six-Month WIBO             3/24/10  $       191,637
                              18,000,000   PLZ           4.35            5.55   Six-Month WIBO             3/24/10          313,475
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 10 yr.

                             125,000,000                 3.75            4.96   Three-Month BBA LIBOR       5/6/14          490,896
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International

                              68,120,000   MXN           8.90              10   28-Day MXN TIIE             7/9/15          421,089
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch)

                              29,695,000   PLZ           4.91            4.48   Six-Month WIBO              7/1/10         (184,977)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG

                               6,930,000                 3.66            5.25   Six-Month LIBOR            6/23/15          551,443
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:

                             481,500,000   TWD          2.585            1.36   90-Day CPTW                8/19/09         (347,071)
                             637,815,000   INR           4.88            5.01   IRS                        1/15/09          490,950
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 10 yr.

                              94,000,000                 3.78            5.32   Three-Month BBA LIBOR      5/12/14        2,863,822
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                             118,589,283   BRR          19.73           17.18   BZDI                        1/2/08          869,601
                              12,475,040   BRR          18.25           17.72   BZDI                        1/2/07                3
                              19,476,430   BRR          19.20           18.16   BZDI                        1/2/08          330,458
                              34,200,000   MXN          8.615              10   MXN TIIE                   6/24/15          217,797
                              67,560,000   MXN          9.155           10.22   MXN TIIE                   1/30/15          519,206
                              59,375,000   MXN           9.11           10.43   MXN TIIE                   5/29/15          534,747
                              59,375,000   MXN          9.053           10.30   MXN TIIE                    6/1/15          486,477


42          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                              59,620,000   MXN              9          10.29   MXN TIIE                  6/14/15          484,157
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                              23,464,063   BRR          18.63             18   BZDI                       1/2/07           57,563
                               9,638,700   BRR          18.25          17.17   BZDI                       1/2/08           44,267
                              11,780,630   BRR          18.25          17.17   BZDI                       1/2/08           54,104
                              70,140,000   MXN          8.565          10.70   MXN TIIE                   5/8/15          744,191
                              39,690,000   MXN           8.65           9.41   MXN TIIE                  8/31/20           69,604
                              78,820,000   MXN          8.625           9.50   MXN TIIE                  8/28/25          132,716
                             119,100,000   MXN           8.65           9.51   MXN TIIE                  8/26/25          211,784
                              89,830,000   MXN           8.65           9.74   MXN TIIE                   1/5/10          381,556
                             179,660,000   MXN           8.90           9.84   MXN TIIE                 12/31/09          821,178
                              30,800,000   MXN          8.588          10.85   MXN TIIE                   3/5/15          354,142
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                           3,175,600,000   HUF           6.63              7   Six-Month LIBOR flat      7/14/08           40,031
                             117,080,000   MXN           8.65          10.88   28-Day MXN TIIE          11/16/14        1,332,713
                              65,300,000   MXN           9.14           9.76   MXN TIIE                  8/17/15          310,338
                             300,000,000                 4.59          3.961   Three-Month BBA LIBOR     3/24/10         (669,710)
                               8,500,000                 3.97           4.38   Three-Month LIBOR         9/27/14         (219,437)
                              17,455,000                 3.68           4.94   Three-Month BBA LIBOR     4/30/14           78,355
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:

                              67,450,000   MXN           8.90           9.99   28-Day MXN TIIE           7/19/15          404,396
                              34,350,000   PLZ           4.47           4.53   Six-Month WIBO             7/5/10         (168,963)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

                              12,776,603   BRR          18.68          16.88   BZDI                       1/2/08           17,541
                              25,645,000   BRR          19.72          17.59   BZDI                       1/2/07           44,334
                           1,174,000,000   JPY          1.522          0.406   Six-Month BBA LIBOR       10/5/13           (6,503)
                           3,981,000,000   JPY          0.376           0.67   Six-Month BBA LIBOR       10/5/08            1,249
                              38,140,000   ZAR              7           8.14   Three-Month JIBA          5/18/10          169,821
                                                                                                                  ----------------
                                                                                                                  $    12,438,980
                                                                                                                  ================

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR                  Brazilian Real

EUR                  Euro


43          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

GBP              British Pound Sterling
HUF              Hungary Forints
INR              Indian Rupee
JPY              Japanese Yen
KRW              South Korean Won
MXN              Mexican Nuevo Peso
PLZ              Polish Zloty
TWD              New Taiwan Dollar
ZAR              South African Rand

Index abbreviations are as follows:

BBA LIBOR        British Bankers' Association London-Interbank Offered Rate
BZDI             Brazil Cetip Interbank Deposit Rate
CPTW             Bloomberg Taiwan Secondary Commercial Papers
IRS              India Swap Composites
JIBA             South Africa Johannesburg Interbank Agreed Rate
LIBOR            London-Interbank Offered Rate
MXN TIIE         Mexican Peso-Interbank Equilibrium Interest Rate
WIBO             Poland Warsaw Interbank Offer Bid Rate

CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                             NOTIONAL AMOUNT   ANNUAL INTEREST         UNREALIZED
                                                                        RECEIVED BY THE FUND  RATE PAID BY THE       APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                  UPON CREDIT EVENT              FUND     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK             Republic of Hungary 4.50% Bond           $         13,190,000              0.40%  $          6,238
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                               Kingdom of Jordan 6% Step-up Bond                   4,525,000              2.00            (15,797)
                               Russian Federation 2.50% Step-up Bond               8,390,000              2.40           (892,041)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                               Brazil 12.25% Global Bond                          30,680,000              6.15         (5,088,727)
                               General Motors 7.125% Bond                          4,300,000              5.45            215,000
                               General Motors 7.125% Bond                          8,700,000              4.40            478,500
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:


44          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                Republic of Colombia 10.375% Bond                    5,880,000             3.70           (596,720)
                                Turkey Government 11.875% International
                                Bond                                                14,860,000             3.22         (1,280,333)
                                Ukrainian Government Bond                            4,504,000             1.65            (25,335)
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch           Federal Republic of Brazil 12.25%
                                Bond                                                11,315,000             4.50         (1,173,840)
                                                                                                                  -----------------
                                                                                                                  $     (8,373,055)
                                                                                                                  =================

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                                  NOTIONAL AMOUNT          ANNUAL
                                                                                 PAID BY THE FUND   INTEREST RATE       UNREALIZED
                                                                                      UPON CREDIT     RECEIVED BY     APPRECIATION
COUNTERPARTY                               REFERENCED DEBT OBLIGATION                       EVENT        THE FUND   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                                           General Motors 7.125% Bond               $   4,300,000            9.80%  $     (479,235)
                                           General Motors 7.125% Bond                   8,700,000            5.55       (1,892,685)
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch                      Federal Republic of Brazil 12.25% Bond      27,605,000            3.80        2,167,764
                                                                                                                    ---------------
                                                                                                                    $     (204,156)
                                                                                                                    ===============

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

Written swaption activity for the period ended December 31, 2005 was as follows:

                                                                 CALL SWAPTIONS
                                                 ------------------------------
                                                      NOTIONAL        AMOUNT OF
                                                        AMOUNT         PREMIUMS
-------------------------------------------------------------------------------
Swaptions outstanding as of September 30, 2005   $  69,130,000  $       283,433
Swaptions written                                           --               --
                                                 ------------------------------
Swaptions outstanding as of December 31, 2005    $  69,130,000  $       283,433
                                                 ==============================

As of December 31, 2005, the Fund had entered into the following swaption contracts:

                             NOTIONAL   EXPIRATION    EXERCISE        PREMIUM
SWAPTIONS                      AMOUNT         DATE       PRICE       RECEIVED       VALUE
-----------------------------------------------------------------------------------------
U.S. Dollar            $   69,130,000       2/9/06  $     4.74   $    283,433   $  66,285


45          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                                                   UNREALIZED
                                                             ACQUISITION                   VALUATION AS OF       APPRECIATION
SECURITY                                                           DATES           COST      DEC. 31, 2005     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares              1/4/01  $       2,500  $              --  $          (2,500)
Huntsman Corp.                                                   7/15/04        462,874          1,120,510            657,635
Prandium, Inc.                                           3/18/99-7/18/02     12,157,000             10,343        (12,146,657)

CURRENCY
Argentine Peso                                         11/30/05-12/29/05      1,530,675          1,498,418            (32,256)
                                                                          ----------------------------------------------------
                                                                          $  14,153,049  $       2,629,271  $     (11,523,778)
                                                                          ====================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $292,398,754. Collateral of $297,264,217 was received for the loans, of which $104,931,122 was received in cash and subsequently invested in approved instruments.


46          |          OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006